Discontinued Operations - Summary of Assets and Liabilities Classified as Held for Sale (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of assets and liabilities held for sale [line items]
Cash and cash equivalents	$ 879	$ 874	$ 771
Disposal Groups Classified as Held for Sale [Member]
Disclosure of assets and liabilities held for sale [line items]
Cash and cash equivalents	356
Subsidiaries [member] | Disposal Groups Classified as Held for Sale [Member]
Disclosure of assets and liabilities held for sale [line items]
Cash and cash equivalents	$ 109